Receivables from Customers and Broker-Dealers and Clearing Organization, Net (Tables)	6 Months Ended
Sep. 30, 2024
Receivables from Customers and Broker-Dealers and Clearing Organization, Net [Abstract]
Schedule of Receivables From Customers and Broker-Dealers and Clearing Organizations, Net	Receivables from customers and broker-dealers and clearing organizations, net comprised the following:
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Receivables from:
Customers	1,102	3,463
Brokers-dealers and clearing organizations	887	679
Sub-total	1,989	4,142
Less: allowance for expected credit losses	(588)	(590)
Total	1,401	3,552

Schedule of Allowance for Expected Credit Losses for Receivables From Customers and Broker-Dealers and Clearing Organizations	The movement of the allowance for expected credit losses for receivables from customers and broker-dealers and clearing organizations was as follows:
	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Beginning balance	590	223
Additions	-	444
Reversal	(2)	-
Write-offs	-	(77)
Ending balance	588	590